UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7878

Dreyfus LifeTime Portfolios, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	09/30
Date of reporting period:	12/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus Lifetime Portfolios, Inc.: Growth & Income Portfolio
December 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--36.0%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.1%
Boeing,
Sr. Unscd. Notes	5.13	2/15/13	55,000	58,830
United Technologies,
Sr. Unscd. Notes	7.13	11/15/10	40,000	42,219
				101,049
Agriculture--.1%
Altria Group,
Gtd. Notes	9.25	8/6/19	45,000	54,930
Auto Parts & Equipment--.0%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	25,000	25,459
Banks--3.7%
Bank of America,
Gtd. Notes	3.13	6/15/12	90,000	93,313
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	55,000	55,951
Bank of Tokyo-Mitsubishi UFJ
Sub. Notes	7.40	6/15/11	80,000	86,296
BB & T,
Sub. Notes	4.75	10/1/12	85,000	88,543
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	80,000	90,664
Citigroup,
Gtd. Bonds	2.13	4/30/12	130,000	131,466
Citigroup,
Sub. Notes	5.00	9/15/14	95,000	91,677
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	135,000	140,068
Credit Suisse New York,
Sub. Notes	6.00	2/15/18	55,000	57,641
Deutsche Bank AG London,
Sr. Unscd. Notes	4.88	5/20/13	80,000	85,056
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	45,000	46,989
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	10/15/13	90,000	95,663
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	75,000	76,712
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	55,000	59,821
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	225,000	232,979
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	40,000	43,313
JPMorgan Chase & Co.,
Sub. Notes	5.75	1/2/13	50,000	53,361
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	35,000	37,685
KFW,
Gov't Gtd. Notes	3.25	2/15/11	190,000	196,894
KFW,
Gov't Gtd. Notes	4.88	1/17/17	65,000	69,548
Korea Development Bank,
Sr. Notes	8.00	1/23/14	55,000	63,437
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	55,000	57,382
Morgan Stanley,
Gtd. Notes	1.95	6/20/12	100,000	100,986
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	70,000	73,833
Oesterreichische Kontrollbank,
Gov't Gtd. Notes	4.50	3/9/15	40,000	41,842

Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	55,000	59,063
Royal Bank of Scotland Group,
Sr. Sub. Notes	6.38	2/1/11	100,000	100,304
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	41,588
U.S. Bank,
Sub. Notes	6.38	8/1/11	110,000	118,293
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	25,598
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	30,000	29,974
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	50,000	52,091
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	26,643
				2,624,674
Building & Construction--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	52,154
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	67,984
				120,138
Chemicals--.4%
Dow Chemical,
Sr. Unscd. Notes	7.60	5/15/14	115,000	130,981
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.75	3/15/19	60,000	64,445
Potash of Saskatchewan,
Sr. Unscd. Notes	7.75	5/31/11	70,000	75,912
Rohm & Haas,
Sr. Unscd. Notes	5.60	3/15/13	15,000	15,843
				287,181
Consumer Products--.1%
Kimberly-Clark,
Sr. Unscd. Notes	6.13	8/1/17	40,000	44,411
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	35,000	38,119
				82,530
Diversified Financial Services--2.0%
American Express,
Sr. Unscd. Notes	7.00	3/19/18	70,000	77,211
American Express,
Sr. Unscd. Notes	8.13	5/20/19	55,000	65,289
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	55,000	58,244
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	30,000	34,489
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	100,000	105,161
BP Capital Markets,
Gtd. Notes	4.75	3/10/19	50,000	51,221
Credit Suisse USA,
Gtd. Notes	4.88	1/15/15	75,000	78,621
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	125,000	132,853
General Electric Capital,
Gtd. Notes	2.20	6/8/12	125,000	126,828
General Electric Capital,
Sr. Unscd. Notes, Ser. A	4.75	9/15/14	55,000	57,236
General Electric Capital,
Sr. Unscd. Notes	5.25	10/19/12	55,000	58,570
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	60,000	61,586
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	70,000	75,497
General Electric Capital,
Sub. Debs.	6.38	11/15/67	55,000 a	48,056
HSBC Finance,

Sr. Unscd. Notes	6.38	11/27/12	55,000	59,937
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	25,000	27,373
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	80,000	88,793
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	140,000	141,444
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	50,000	46,035
				1,394,444
Diversified Metals & Mining--.2%
Barrick Gold,
Sr. Unscd. Notes	6.95	4/1/19	30,000	33,837
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	85,000	93,203
Rio Tinto Alcan,
Sr. Unscd. Notes	5.00	6/1/15	40,000	41,115
				168,155
Electric Utilities--.6%
Appalachian Power,
Sr. Unscd. Notes, Ser. O	5.65	8/15/12	25,000	26,773
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	50,000	50,980
Commonwealth Edison,
First Mortgage Bonds	5.80	3/15/18	25,000	26,557
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	35,000	37,245
MidAmerican Energy,
Sr. Unscd. Notes	5.30	3/15/18	30,000	30,967
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	50,000	54,451
NiSource Finance,
Gtd. Notes	5.25	9/15/17	35,000	34,479
Public Service of Colorado,
First Mortgage Bonds, Ser. 12	4.88	3/1/13	50,000	52,771
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	25,263
Union Electric,
Sr. Scd. Bonds	6.70	2/1/19	40,000	44,238
Virginia Electric & Power,
Sr. Unscd. Notes	5.40	4/30/18	55,000	57,745
				441,469
Food & Beverages--.5%
Anheuser-Busch Cos.,
Sr. Unscd. Bonds	5.00	1/15/15	55,000	58,051
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/12	35,000	39,421
ConAgra Foods,
Sr. Unscd. Notes	6.75	9/15/11	16,000	17,282
Diageo Capital,
Gtd. Notes	5.75	10/23/17	45,000	48,505
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	40,000	42,498
Kraft Foods,
Sr. Unscd. Notes	5.25	10/1/13	50,000	52,882
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	10,000	10,732
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	50,000	61,464
				330,835
Foreign/Governmental--1.4%
African Development Bank,
Sub. Notes	6.88	10/15/15	45,000	49,973
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	75,000	74,944
Eksportfinans,
Sr. Unscd. Notes	5.50	5/25/16	60,000	64,731
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	75,000	82,245

European Investment Bank,
Sr. Unscd. Notes	5.25	6/15/11	105,000	111,212
Federal Republic of Brazil,
Sr. Unscd. Notes	7.88	3/7/15	35,000	41,090
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	55,000	60,042
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	5.00	4/1/16	35,000	37,888
Province of Manitoba Canada,
Sr. Unscd. Debs., Ser. FH	4.90	12/6/16	45,000	47,665
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	30,000	28,783
Province of Quebec Canada,
Unscd. Debs.	4.88	5/5/14	45,000	48,443
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	75,000	83,123
Republic of Italy,
Sr. Unscd. Notes	4.38	6/15/13	85,000	89,763
Republic of Poland,
Bonds	5.00	10/19/15	40,000	42,206
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	20,000	20,950
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	110,000	122,650
				1,005,708
Health Care--.6%
Astrazeneca,
Sr. Unscd. Notes	5.40	9/15/12	100,000	109,304
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000	55,162
Cardinal Health,
Sr. Unscd. Bonds	4.00	6/15/15	60,000	58,940
Coventry Health Care,
Sr. Unscd. Notes	5.95	3/15/17	30,000	27,242
GlaxoSmithKline Capital,
Gtd. Notes	5.65	5/15/18	45,000	48,618
Johnson & Johnson,
Sr. Unscd. Notes	5.15	7/15/18	20,000	21,550
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	30,000	33,408
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	30,000	30,954
Wyeth,
Gtd. Notes	5.50	2/1/14	25,000	27,262
				412,440
Manufacturing--.2%
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	35,000	37,055
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	40,000	40,940
Honeywell International,
Sr. Unscd. Notes	5.30	3/1/18	75,000	79,236
				157,231
Media--.6%
Comcast Cable Communications,
Sr. Unscd. Notes	6.75	1/30/11	80,000	84,451
Cox Communications,
Sr. Unscd. Notes	5.45	12/15/14	45,000	48,263
News America,
Gtd. Notes	6.90	3/1/19	30,000	33,861
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	35,000	41,758
Time Warner,
Gtd. Notes	5.88	11/15/16	30,000	32,431
Time Warner,
Gtd. Notes	6.75	4/15/11	50,000	52,992
Walt Disney,
Sr. Unscd. Notes	4.70	12/1/12	75,000	80,804

				374,560
Oil & Gas--.7%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	70,000	73,995
Apache Finance Canada,
Gtd. Bonds	4.38	5/15/15	50,000	52,195
Canadian National Resources,
Sr. Unscd. Notes	5.90	2/1/18	35,000	37,675
ConocoPhillips,
Gtd. Notes	5.75	2/1/19	25,000	27,413
ConocoPhillips,
Sr. Unscd. Notes	8.75	5/25/10	75,000	77,506
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	35,000	40,462
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	30,000	30,402
Petroleos Mexicanos
Gtd. Notes	8.00	5/3/19	30,000	34,875
Sempra Energy,
Sr. Unscd. Notes	7.95	3/1/10	25,000	25,276
Valero Energy,
Gtd. Notes	6.13	6/15/17	50,000	51,248
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	38,303
				489,350
Pipelines--.3%
Consolidated Natural Gas,
Sr. Unscd. Notes, Ser. A	5.00	12/1/14	40,000	42,647
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	90,000	97,035
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.13	3/15/12	85,000	92,736
				232,418
Property & Casualty Insurance--.5%
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	30,000	31,974
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	45,000	36,980
Berkshire Hathaway,
Gtd. Notes	5.40	5/15/18	15,000	15,698
Hartford Financial Services Group,
Sr. Unscd. Notes	6.00	1/15/19	35,000	34,141
Liberty Mutual Group,
Gtd. Notes	4.88	2/1/10	90,000 b	89,865
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	35,000	37,643
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	40,000	41,769
Travelers Cos.,
Sr. Unscd. Notes	5.90	6/2/19	40,000	42,799
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	14,891
				345,760
Real Estate--.2%
Avalonbay Communities,
Sr. Unscd. Notes	6.63	9/15/11	11,000	11,644
HCP,
Sr. Unscd. Notes	6.00	1/30/17	30,000	28,273
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	20,000	18,489
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	50,000	52,614
Regency Centers,
Gtd. Notes	5.88	6/15/17	25,000	23,169
				134,189
Retail--.3%
CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	30,000	31,816
Home Depot,

Sr. Unscd. Notes	5.40	3/1/16	50,000	52,411
Kohl's,
Sr. Unscd. Notes	6.30	3/1/11	20,000	21,035
Lowe's Companies,
Sr. Unscd. Notes	6.10	9/15/17	45,000	49,862
Wal-Mart Stores,
Sr. Unscd. Notes	5.80	2/15/18	30,000	33,347
				188,471
State/Territory General Obligations--.1%
Tennessee Valley Authority,
Notes	5.50	7/18/17	60,000	65,502
Technology--.4%
Hewlett-Packard,
Sr. Unscd. Notes	6.50	7/1/12	50,000	55,270
Intuit,
Sr. Unscd. Notes	5.75	3/15/17	35,000	36,305
Microsoft,
Sr. Unscd. Notes	2.95	6/1/14	55,000	55,646
Oracle,
Sr. Unscd. Notes	4.95	4/15/13	90,000	96,649
				243,870
Telecommunications--1.0%
AT & T,
Sr. Unscd. Notes	5.10	9/15/14	75,000	80,759
AT & T,
Gtd. Notes	7.30	11/15/11	100,000 a	110,156
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	65,960
Embarq,
Sr. Unscd. Notes	6.74	6/1/13	70,000	76,112
New Cingular Wireless Services,
Sr. Unscd. Notes	7.88	3/1/11	35,000	37,615
Qwest,
Sr. Unscd. Notes	7.50	10/1/14	51,000	53,231
Rogers Communications,
Gtd. Notes	6.80	8/15/18	30,000	33,653
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	26,318
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	44,456
Verizon Communications,
Sr. Unscd. Notes	5.50	4/1/17	25,000	26,420
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	40,000	44,207
Vodafone Group,
Sr. Unscd. Notes	5.38	1/30/15	40,000	43,034
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	25,000	26,593
				668,514
Transportation--.2%
CSX,
Sr. Unscd. Notes	5.50	8/1/13	50,000	53,751
Norfolk Southern,
Sr. Unscd. Notes	6.75	2/15/11	50,000	52,842
Union Pacific,
Sr. Unscd. Notes	6.50	4/15/12	25,000	27,316
				133,909
U.S. Government Agencies--4.4%
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	135,000	142,783
Federal Home Loan Banks,
Bonds, Ser. 432	4.50	9/16/13	100,000	108,048
Federal Home Loan Banks,
Bonds, Ser. 616	4.63	2/18/11	160,000	167,092
Federal Home Loan Banks,
Bonds	4.63	10/10/12	5,000	5,391
Federal Home Loan Banks,
Bonds	4.88	11/18/11	120,000	128,230
Federal Home Loan Banks,

Bonds, Ser. VB15	5.00	12/21/15	80,000	86,359
Federal Home Loan Banks,
Bonds	5.00	11/17/17	65,000	70,427
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	60,000	66,721
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	40,000	44,279
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	80,000	87,916
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	120,000 c	117,878
Federal Home Loan Mortgage Corp.,
Notes	4.50	7/15/13	90,000 c	97,212
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	170,000 c	183,930
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/15	100,000 c	107,586
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	170,000 c	184,792
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	145,000 c	154,507
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	100,000 c	105,860
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	50,000 c	54,458
Federal National Mortgage
Association, Notes	1.88	4/20/12	125,000 c	126,373
Federal National Mortgage
Association, Notes	2.75	3/13/14	85,000 c	85,806
Federal National Mortgage
Association, Sr. Unscd. Notes	4.38	9/15/12	195,000 c	208,937
Federal National Mortgage
Association, Bonds	4.38	3/15/13	60,000 c	64,529
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000 c	21,304
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000 c	59,792
Federal National Mortgage
Association, Bonds	5.00	5/11/17	80,000 c	87,031
Federal National Mortgage
Association, Bonds	6.00	5/15/11	220,000 c	235,608
Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000 c	305,421
				3,108,270
U.S. Government Securities--17.2%
U.S. Treasury Bonds;
7.25%, 5/15/16			105,000	130,011
8.75%, 5/15/17			40,000	54,078
9.00%, 11/15/18			245,000 d	344,072
9.88%, 11/15/15			295,000	405,418
11.25%, 2/15/15			65,000 d	91,721
U.S. Treasury Notes;
1.00%, 7/31/11			40,000	40,073
1.13%, 1/15/12			275,000	274,828
1.38%, 4/15/12			460,000	460,575
1.38%, 5/15/12			240,000 d	240,075
1.38%, 10/15/12			375,000 d	373,008
2.50%, 3/31/13			195,000	199,494
2.75%, 10/31/13			340,000	348,314
2.75%, 2/15/19			335,000	308,514
3.13%, 9/30/13			140,000	145,545
3.13%, 5/15/19			390,000	369,464
3.38%, 11/30/12			300,000 d	315,188
3.38%, 11/15/19			105,000	101,030
3.50%, 2/15/18			150,000	148,817
3.63%, 5/15/13			195,000	206,517
3.63%, 8/15/19			215,000	211,439
3.75%, 11/15/18			120,000	120,028
3.88%, 10/31/12			245,000 d	260,772

3.88%, 2/15/13	110,000	117,184
3.88%, 5/15/18	260,000	264,083
4.00%, 2/15/14	305,000	326,231
4.00%, 2/15/15	145,000 d	154,153
4.13%, 5/15/15	180,000	191,981
4.25%, 9/30/12	235,000 d	252,258
4.25%, 8/15/13	220,000	237,463
4.25%, 8/15/14	325,000 d	350,721
4.25%, 11/15/14	695,000 d	748,863
4.25%, 8/15/15	205,000	219,478
4.25%, 11/15/17	90,000 d	94,359
4.38%, 12/15/10	240,000	248,860
4.38%, 8/15/12	220,000	236,758
4.50%, 11/30/11	155,000	165,087
4.50%, 11/15/15	85,000 d	92,072
4.50%, 2/15/16	120,000	129,478
4.50%, 5/15/17	185,000	197,820
4.63%, 8/31/11	550,000 d	583,387
4.63%, 10/31/11	150,000 d	159,779
4.75%, 1/31/12	680,000	729,991
4.75%, 8/15/17	290,000	314,763
4.88%, 5/31/11	655,000	692,228
4.88%, 7/31/11	180,000	191,215
4.88%, 8/15/16	60,000	66,000
5.13%, 5/15/16	145,000	161,766
		12,074,959
Total Bonds and Notes
(cost $24,773,192)		25,266,015

Common Stocks--48.1%	Shares	Value ($)
Consumer Discretionary--3.8%
Apollo Group, Cl. A	3,250 e	196,885
Coach	3,800	138,814
DISH Network, Cl. A	5,550	115,273
Ford Motor	51,150 e	511,500
Garmin	11,200 d	343,840
McDonald's	3,650	227,906
Ross Stores	3,350	143,079
Sherwin-Williams	5,100	314,415
Time Warner	19,450	566,773
TJX Cos.	2,550	93,203
		2,651,688
Consumer Staples--5.7%
Archer-Daniels-Midland	16,900	529,139
Coca-Cola	1,450	82,650
Coca-Cola Enterprises	17,950	380,540
ConAgra Foods	3,600	82,980
Dean Foods	10,000 e	180,400
Del Monte Foods	7,350	83,349
Kimberly-Clark	6,200	395,002
Kraft Foods, Cl. A	3,600	97,848
Kroger	18,650	382,884
PepsiCo	2,500	152,000
Procter & Gamble	6,484	393,125
Reynolds American	1,575	83,428
Safeway	5,250	111,773
Wal-Mart Stores	15,557	831,522
Walgreen	6,500	238,680
		4,025,320
Energy--5.0%
Anadarko Petroleum	2,150	134,203
Chevron	11,580	891,544
ConocoPhillips	1,500	76,605
ENSCO International, ADR	5,500	219,670
Exxon Mobil	16,604	1,132,226
Marathon Oil	12,600	393,372
Occidental Petroleum	1,150	93,553
Pride International	2,500 e	79,775
Spectra Energy	21,950	450,195

		3,471,143
Financial--6.9%
Aflac	8,800	407,000
American Express	2,850	115,482
Bank of America	11,350	170,931
Charles Schwab	12,900	242,778
Discover Financial Services	26,500	389,815
First Horizon National	6,293 e	84,323
Goldman Sachs Group	3,777	637,708
JPMorgan Chase & Co.	15,017	625,758
Moody's	14,900 d	399,320
Prudential Financial	6,300	313,488
Public Storage	5,350 f	435,758
State Street	6,100	265,594
TD Ameritrade Holding	21,550 e	417,639
Ventas	4,100	179,334
Wells Fargo & Co.	6,700	180,833
		4,865,761
Health Care--7.2%
Amgen	6,950 e	393,161
Biogen Idec	3,600 e	192,600
Bristol-Myers Squibb	6,600	166,650
CIGNA	2,675	94,347
Eli Lilly & Co.	13,150	469,586
Forest Laboratories	5,050 e	162,155
Gilead Sciences	5,650 e	244,532
Humana	4,875 e	213,964
Johnson & Johnson	12,381	797,460
Kinetic Concepts	4,950 e	186,367
Medco Health Solutions	3,150 e	201,316
Medtronic	4,600	202,308
Mylan	5,250 d,e	96,758
Pfizer	48,251	877,686
UnitedHealth Group	15,750	480,060
WellPoint	4,950 e	288,536
		5,067,486
Industrial--4.2%
3M	3,350	276,945
C.H. Robinson Worldwide	2,800	164,444
Caterpillar	2,500	142,475
Delta Air Lines	21,250 e	241,825
EMCOR Group	4,900 e	131,810
Emerson Electric	2,350	100,110
General Electric	14,686	222,199
Hertz Global Holdings	15,900 e	189,528
Lockheed Martin	2,200	165,770
Northrop Grumman	8,350	466,348
Raytheon	7,150	368,368
Tyco International	2,650	94,552
United Technologies	5,375	373,079
		2,937,453
Information Technology--10.3%
3Com	41,150 e	308,625
Accenture, Cl. A	7,900	327,850
AOL	1,768 e	41,163
Apple	3,020 e	636,797
Broadridge Financial Solutions	11,150	251,544
CA	3,600	80,856
Cisco Systems	7,379 e	176,653
EMC	10,711 e	187,121
Fiserv	1,550 e	75,144
Google, Cl. A	782 e	484,824
Hewlett-Packard	1,625	83,704
Ingram Micro, Cl. A	8,350 e	145,707
Intel	18,150	370,260
International Business Machines	7,350	962,115
Microsoft	35,002	1,067,211
Oracle	15,576	382,235
QUALCOMM	4,670	216,034

Seagate Technology	15,800	287,402
Sun Microsystems	9,300 e	87,141
Texas Instruments	15,250	397,415
Western Digital	10,950 e	483,443
Western Union	8,750	164,938
		7,218,182
Materials--1.8%
Eastman Chemical	1,350	81,324
International Paper	14,850	397,683
Monsanto	1,050	85,838
Nucor	7,200	335,880
Pactiv	3,000 e	72,420
Reliance Steel & Aluminum	4,150	179,363
Walter Energy	1,550	116,731
		1,269,239
Telecommunication Services--1.6%
AT & T	26,950	755,408
Qwest Communications International	44,250	186,293
Verizon Communications	5,051	167,340
		1,109,041
Utilities--1.6%
American Water Works	3,800	85,158
Consolidated Edison	7,750	352,082
FPL Group	3,700	195,434
PG & E	4,900	218,785
Pinnacle West Capital	7,550	276,179
		1,127,638
Total Common Stocks
(cost $30,377,263)		33,742,951

	Principal
Short-Term Investments--1.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 2/4/10
(cost $949,964)	950,000 [g]	949,964

Other Investment--15.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,099,000)	11,099,000 [h]	11,099,000

Investment of Cash Collateral for
Securities Loaned--6.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,229,611)	4,229,611 [h]	4,229,611

Total Investments (cost $71,429,030)	107.2%	75,287,541
Liabilities, Less Cash and Receivables	(7.2%)	(5,081,822)
Net Assets	100.0%	70,205,719

ADR - American Depository Receipts

a	Variable rate security--interest rate subject to periodic change.
b

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, this security had a total market value of $89,865 or 0.1% of net assets.

c

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

d

Security, or portion thereof, on loan. At December 31, 2009, the total market value of the portfolio's securities on loan is $4,096,481 and the total market value of the collateral held by the portfolio is $4,229,611.

e	Non-income producing security.
f	Investment in Real Estate Investment Trust.
g	Held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $71,429,030.

Net unrealized appreciation on investments was $3,858,511 of which $4,908,646 related to appreciated investment securities and $1,050,135 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
December 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2009 ($)
Financial Futures Long
CAC 40	3	169,759	March 2010	4,165
DJ Euro Stoxx 50	29	1,236,574	March 2010	31,537
FTSE 100	10	865,805	March 2010	22,760
Hang Seng	1	140,894	March 2010	5,388
Russell 2000 Mini	132	8,235,480	March 2010	404,910
SPI ASX 200 Index	3	329,096	March 2010	14,408
Topix	6	582,953	March 2010	19,359
				502,527

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	33,523,281	-	-	33,523,281
Equity Securities - Foreign+	219,670	-	-	219,670
U.S. Treasury	-	13,024,923	-	13,024,923
Corporate Bonds	-	9,011,576	-	9,011,576
Foreign Government	-	1,005,708	-	1,005,708
Municipal Bonds	-	65,502	-	65,502
U.S. Government	-	3,108,270	-	3,108,270
Agencies/Mortgage-Backed
Mutual Funds	15,328,611	-	-	15,328,611
Other Financial Instruments++	502,527	-	-	502,527
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Debt securities, excluding short-term investments (other than U.S. Treasury Bills) and financial futures, are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the portfolio not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S.

Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus LifeTime Portfolios, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

             (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)